General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of general and administrative expenses [Abstract]
Human resources expenses	$ 29,955	$ 26,700	$ 23,449
Business promotion, travel and entertainment	1,349	3,340	3,492
Statutory, advisory and rating	6,174	3,463	3,041
Information technology and software	2,719	1,872	1,838
Office operation	1,518	1,460	1,784
Depreciation and amortization (note 13)	1,980	1,288	869
Interest expense arising from lease liabilities (note 16)	203	108
Bank charges	122	137	153
Corporate expenses	2,903	898	725
General and administrative expenses , total	$ 46,923	$ 39,266	$ 35,351